Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 13,438	$ 14,946	$ 13,185
Current deferred financing costs	333	445	6,081
Noncurrent deferred financing costs	$ 39,912	$ 39,672	$ 18,333
Shares held in treasury	684,971	619,681	503,198
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Allowance for doubtful accounts	$ 13,438	$ 14,946	$ 13,185
Current deferred financing costs	333	445	6,081
Noncurrent deferred financing costs	$ 39,912	$ 39,672	$ 18,333
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000	3,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
Series AA Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, cumulative dividends	$ 63.80	$ 63.80	$ 63.80
Preferred stock, shares authorized	5,720	5,720	5,720
Preferred stock, shares issued	5,720	5,720	5,720
Preferred stock, shares outstanding	5,720	5,720	5,720
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	362,500,000	362,500,000	362,500,000
Common stock, shares issued	87,374,252	87,111,327	86,596,498
Common stock, shares outstanding	86,689,281	86,491,646	86,093,300
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	37,500,000	37,500,000	37,500,000
Common stock, shares issued	14,420,085	14,420,085	14,420,085
Common stock, shares outstanding	14,420,085	14,420,085	14,420,085